NOTE 5 - RELATED PARTY TRANSACTIONS (Details)				1 Months Ended			3 Months Ended	12 Months Ended
		Sep. 25, 2017 USD ($) $ / shares shares	May 01, 2016 USD ($)	Jun. 30, 2017 USD ($) $ / shares	May 31, 2017 USD ($)	Mar. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Jan. 31, 2017 USD ($)
NOTE 5 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount				$ 105,000		$ 100,000
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Stock Issued During Period, Shares, Other (in Shares) | shares								50,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares				$ 0.50		$ 1.60
Interest Expense, Debt				$ 2,048
Proceeds from Related Party Debt								$ 130,050	$ 600,000
Due to Related Parties							$ 81,058	81,058	4,000
Stock Issued During Period, Value, Issued for Services								$ 565,569	286,575
Stock Issued for Deferred Offering Cost, Shares (in Shares) | shares								16,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment					$ 15,000	$ 15,000
Business Combination, Consideration Transferred, Other					86,806	86,806
Stock Issued During Period, Value, Other								$ 366,400
Business Combination, Consideration Transferred					$ 128,000
Secured Debt [Member]
NOTE 5 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Interest Expense, Debt							$ 11,872
Debt Instrument, Interest Rate Terms							8%
Former Chief Executive Officer [Member]
NOTE 5 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount										$ 300,000
Debt Instrument, Interest Rate, Stated Percentage										8.00%
Interest Payable, Current		$ 16,504
Stock Issued During Period, Shares, Other (in Shares) | shares		100,000
Stock Issued During Period Value, Debt Issuance Costs		$ 182,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares		$ 0.50
Chief Executive Officer [Member]
NOTE 5 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Stock Issued During Period, Shares, Other (in Shares) | shares								100,000
Interest Expense, Debt		$ 2,564
Proceeds from Related Party Debt				$ 130,050					600,000
Due to Related Parties	[1]						$ 10,000	$ 10,000	$ 4,000
Related Party Transaction, Amounts of Transaction								2,234
Stock Issued During Period, Value, Other								182,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares									1,200,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares									$ 0.50
Chief Executive Officer [Member] | Housing and Automobile [Member]
NOTE 5 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Due to Related Parties							10,000	10,000	$ 4,000
Related Party Transaction, Amounts of Transaction								24,000	16,000
Chief Executive Officer [Member] | Building [Member]
NOTE 5 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Employment Agreement, Reimbursement			$ 1,000					1,000
Chief Executive Officer [Member] | Vehicles [Member]
NOTE 5 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Due to Related Parties	[2]						29,064	29,064	0
Employment Agreement, Reimbursement			$ 1,000					1,000
Affiliated Entity [Member]
NOTE 5 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Proceeds from Related Party Debt								74,348
Affiliated Entity [Member] | Accounts Payable and Accrued Liabilities [Member]
NOTE 5 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Due to Related Parties							$ 41,994	$ 41,994
Director [Member]
NOTE 5 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares) | shares								15,520
Stock Issued During Period, Value, Issued for Services						$ 82,500		$ 99,000
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares						50,000		60,000
Stockholders' Equity, Other Shares (in Shares) | shares						16,000
Stock Issued for Deferred Offering Cost, Shares (in Shares) | shares						56,100
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares) | shares						80,000
Share Price (in Dollars per share) | $ / shares						$ 1.60	$ 0.61	$ 0.61
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned						$ 128,000
License Costs								$ 264
Stock Issued During Period, Value, Other								9,529
Business Combination, Consideration Transferred								50,723
Noninterest Expense Directors Fees									$ 4,000
Number of Directors									4
Shares Issued, Price Per Share (in Dollars per share) | $ / shares									$ 0.50
Director [Member] | Improving Retail Space in Tennessee [Member]
NOTE 5 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Due to Related Parties							$ 29,064	29,064
Director [Member] | Improving Retail Space in Tennessee, Paid After December 2017 In Shares [Member]
NOTE 5 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Value, Issued for Services								$ 17,648
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares								36,018
Three Directors [Member]
NOTE 5 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares								20,000
Each of Four Directors [Member]
NOTE 5 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Noninterest Expense Directors Fees									$ 1,000
Non-Cash Offering Costs [Member]
NOTE 5 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued for Deferred Offering Cost, Shares (in Shares) | shares								34,000
Non-Cash Offering Costs [Member] | Director [Member]
NOTE 5 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued for Deferred Offering Cost, Shares (in Shares) | shares						34,000

[1]	On May 1, 2016, the Company entered into an employment agreement with its CEO. The term of the employment is through December 31, 2019. The agreement provides for a monthly storage and corporate housing allowance of $1,000 for a property owned by the CEO and a monthly automobile allowance of $1,000. During the year ended December 31, 2017, expenses related to the housing and automobile allowances totaled $24,000, of which $10,000 remained owed to the Company's CEO at December 31, 2017. During the year ended December 31, 2016, expenses related to the housing and automobile allowances totaled $16,000, of which $4,000 remained owed to the CEO at December 31, 2016.
[2]	During the year ended December 31, 2017, a director of the Company incurred time and expenses related to improving the retail space located in Tennessee. These costs have been recorded as property and equipment in the Company's consolidated balance sheet at December 31, 2017. At December 31, 2017, the Company owed this director $29,064, of which $17,648 was paid after December 31, 2017 through issuance of 36,018 shares of the Company's common stock to the director.